Supplement dated March 24, 2000
           to the current Statement of Additional Information
                         for the following Funds


                 Delaware American Government Bond Fund
                     Delaware American Services Fund
                         Delaware Balanced Fund
                         Delaware Blue Chip Fund
                       Delaware Cash Reserve Fund
                      Delaware Corporate Bond Fund
                   Delaware Decatur Equity Income Fund
                          Delaware DelCap Fund
                        Delaware Delchester Fund
                           Delaware Devon Fund
                    Delaware Diversified Growth Fund
                     Delaware Diversified Value Fund
                     Delaware Emerging Markets Fund
                  Delaware Extended Duration Bond Fund
              Delaware Foundation Funds Balanced Portfolio
               Delaware Foundation Funds Growth Portfolio
               Delaware Foundation Funds Income Portfolio
                        Delaware Global Bond Fund
                       Delaware Global Equity Fund
                   Delaware Global Opportunities Fund
                     Delaware Growth and Income Fund
                       Delaware Growth Stock Fund
                 Delaware High-Yield Opportunities Fund
                   Delaware  International Equity Fund
                  Delaware International Small Cap Fund
                    Delaware Large Cap Growth Fund
                       Delaware Latin America Fund
                  Delaware Limited-Term Government Fund
                       Delaware Mid-Cap Value Fund
            Delaware Minnesota High-Yield Municipal Bond Fund
                     Delaware Minnesota Insured Fund
                  Delaware Montana Municipal Bond Fund
            Delaware National High-Yield Municipal Bond Fund
                        Delaware New Europe Fund
                        Delaware New Pacific Fund
                      Delaware Overseas Equity Fund
                           Delaware REIT Fund
                         Delaware Research Fund
                     Delaware Retirement Income Fund
                       Delaware S&P 500 Index Fund
                       Delaware Select Growth Fund
                   Delaware Small Cap Contrarian Fund
                      Delaware Small Cap Value Fund
                     Delaware Social Awareness Fund
                     Delaware Strategic Income Fund
                   Delaware Tax-Efficient Equity Fund
                     Delaware Tax-Free Arizona Fund
                 Delaware Tax-Free Arizona Insured Fund
                    Delaware Tax-Free California Fund
                Delaware Tax-Free California Insured Fund
                     Delaware Tax-Free Colorado Fund
                     Delaware Tax-Free Florida Fund
                 Delaware Tax-Free Florida Insured Fund
                      Delaware Tax-Free Idaho Fund
                     Delaware Tax-Free Insured Fund
                       Delaware Tax-Free Iowa Fund
                     Delaware Tax-Free Insured Fund
                      Delaware Tax-Free Kansas Fund
                    Delaware Tax-Free Minnesota Fund
              Delaware Tax-Free Minnesota Intermediate Fund
                 Delaware Tax-Free Missouri Insured Fund
                      Delaware Tax-Free Money Fund
                    Delaware Tax-Free New Jersey Fund
                    Delaware Tax-Free New Mexico Fund
                     Delaware Tax-Free New York Fund
                   Delaware Tax-Free North Dakota Fund
                       Delaware Tax-Free Ohio Fund
                  Delaware Tax-Free Oregon Insured Fund
                   Delaware Tax-Free Pennsylvania Fund
                    Delaware Tax-Free Wisconsin Fund
                       Delaware Tax-Free USA Fund
                 Delaware Tax-Free USA Intermediate Fund
                 Delaware Technology and Innovation Fund
                          Delaware Trend Fund
                Delaware U.S.  Government Securities Fund
                        Delaware U.S. Growth Fund


The following supplements the section Buying Class A Shares at Net Asset Value under Purchasing Shares for Delaware Tax-Free USA
Intermediate Fund and Delaware American Government Bond Fund:

     Class A Shares of the Delaware Tax-Free USA Intermediate Fund and Delaware American Government Bond Fund may be purchased at net asset value by any investor within 90 days after a redemption of shares from a fund outside of funds in the Delaware Investments family provided that: 1) the redeemed shares were purchased no more than five years before the proposed purchase of Class A Shares of a Fund; and 2) a front-end sales charge was paid in connection with the purchase of the redeemed shares or a contingent-deferred sales charge was paid upon their redemption.


The following supplements the information under Redemption and Exchange for each Fund noted above:

Redemptions of Timing Accounts
     Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.


The following revises information for Delaware DelCap Fund:

Effective as of the close of business March 30, 2000, the name of Delaware DelCap Fund will change to Delaware Growth Opportunities
Fund. Corresponding changes will also be made to the names of the Fund's classes.